INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Operating expenses
General and administrative	$ 451,193	$ 903,015	$ 903,246	$ 1,207,443	$ 2,236,580	$ 1,873,520
Research and development	407,146	118,152	725,771	123,332	732,395	263,847
Total operating expenses	(858,339)	(1,021,167)	(1,629,017)	(1,330,775)	(2,968,975)	(2,137,367)
Other income (expenses)
Interest and finance income (expenses), net	2,228	(5,079)	(74,781)	(8,366)	(7,089)	(51,341)
Gain (loss) on settlement of accounts payable					199,655	(976,880)
Financing related charges and adjustments	(912,357)	(1,011)	(874,706)	681,989	(8,624,986)	(480,328)
Foreign exchange gain (loss)	43,609	8,397	66,927	(3,071)	33,042	(54,130)
Total other income (expenses), net	(866,520)	2,307	(882,560)	670,552	(8,399,378)	(1,562,679)
Net loss and comprehensive loss for the period	$ (1,724,859)	$ (1,018,860)	$ (2,511,577)	$ (660,223)	$ (11,368,353)	$ (3,700,046)
Loss per share
Basic	$ (0.03)	$ (0.03)	$ (0.05)	$ (0.02)	$ (0.29)	$ (0.12)
Diluted	$ (0.03)	$ (0.03)	$ (0.05)	$ (0.04)	$ (0.30)	$ (0.12)
Weighted average number of shares outstanding
Basic	57,307,779	37,881,209	54,437,890	37,680,823	39,727,731	31,908,441
Diluted	57,307,779	37,881,209	54,437,890	37,680,823	39,727,731	31,908,441